Label	Element	Value
FidelityMagellanFund-AMCIZPRO | IssuerSpecificChangesMember | Fidelity Magellan Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityMagellanFund-AMCIZPRO | ForeignExposureMember | Fidelity Magellan Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityMagellanFund-AMCIZPRO | StockMarketVolatilityMember | Fidelity Magellan Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMagellanFund-AMCIZPRO | ValueInvestingMember | Fidelity Magellan Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMagellanFund-AMCIZPRO | GrowthInvestingMember | Fidelity Magellan Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.